                        GNA VARIABLE INVESTMENT ACCOUNT

                             Financial Statements

                                 June 30, 2001
                                   Unaudited

                        GNA VARIABLE INVESTMENT ACCOUNT

                               Table of Contents

                    For the six months ended June 30, 2001

                                          Page
                                          ----
Financial Statements (Unaudited)
   Statements of Assets and Liabilities.. F-1
   Statements of Operations.............. F-2
   Statements of Changes in Net Assets... F-3
Notes to Financial Statements (Unaudited) F-4

                        GNA VARIABLE INVESTMENT ACCOUNT

                     Statements of Assets and Liabilities

                                 June 30, 2001
                                   Unaudited

                                                                                      GE Investments Funds, Inc.
                                                                 ----------------------------------------------------------
                                                                              Premier    Mid-Cap
                                                                              Growth      Value                     U.S.
                                                                   Income     Equity     Equity    International   Equity
                                                                    Fund       Fund       Fund      Equity Fund     Fund
                                                                 ----------- ---------- ---------- ------------- ----------
Assets
Investments in GE Investments Funds, Inc., at fair value:
  Income Fund (1,754,153 shares, cost $23,871,494).............. $21,769,042         --         --          --           --
  Premier Growth Equity Fund (261,096 shares, cost $19,883,682).          -- 19,339,361         --          --           --
  Mid-Cap Value Equity Fund (803,344 shares, cost $12,910,397)..          --         -- 13,383,716          --           --
  International Equity Fund (978,635 shares, cost $13,362,361)..          --         --         --   9,101,303           --
  U. S. Equity Fund (799,331 shares, cost $28,159,786)..........          --         --         --          --   26,945,432
  Money Market Fund (4,819,741 shares, cost $4,819,741).........          --         --         --          --           --
                                                                 ----------- ---------- ----------   ---------   ----------
   Total assets................................................. $21,769,042 19,339,361 13,383,716   9,101,303   26,945,432
                                                                 =========== ========== ==========   =========   ==========
Net assets:
  Attributable to General Electric Capital Assurance Company.... $19,038,138 11,273,865  6,794,274   7,729,561   17,206,305
  Attributable to deferred variable annuity contractholders.....   2,730,904  8,065,496  6,589,442   1,371,743    9,739,126
                                                                 ----------- ---------- ----------   ---------   ----------
                                                                 $21,769,042 19,339,361 13,383,716   9,101,304   26,945,431
                                                                 =========== ========== ==========   =========   ==========
Outstanding units held by contractholders.......................     235,829    477,248    474,744     116,447      689,252
                                                                 =========== ========== ==========   =========   ==========
  Net asset value per unit...................................... $     11.58      16.90      13.88       11.78        14.13
                                                                 =========== ========== ==========   =========   ==========



                                                                  Money
                                                                  Market
                                                                   Fund
                                                                 ---------
Assets
Investments in GE Investments Funds, Inc., at fair value:
  Income Fund (1,754,153 shares, cost $23,871,494)..............        --
  Premier Growth Equity Fund (261,096 shares, cost $19,883,682).        --
  Mid-Cap Value Equity Fund (803,344 shares, cost $12,910,397)..        --
  International Equity Fund (978,635 shares, cost $13,362,361)..        --
  U. S. Equity Fund (799,331 shares, cost $28,159,786)..........        --
  Money Market Fund (4,819,741 shares, cost $4,819,741)......... 4,819,741
                                                                 ---------
   Total assets................................................. 4,819,741
                                                                 =========
Net assets:
  Attributable to General Electric Capital Assurance Company.... 3,654,675
  Attributable to deferred variable annuity contractholders..... 1,165,066
                                                                 ---------
                                                                 4,819,741
                                                                 =========
Outstanding units held by contractholders.......................   101,664
                                                                 =========
  Net asset value per unit......................................     11.46
                                                                 =========

           See accompanying notes to unaudited financial statements

                        GNA VARIABLE INVESTMENT ACCOUNT

                           Statements of Operations
                                  (Unaudited)

                                                                 GE Investments Funds, Inc.
                                        -----------------------------------------------------------------------------
                                         Income   Premier Growth Mid-Cap Value International U.S. Equity Money Market
                                          Fund     Equity Fund    Equity Fund   Equity Fund     Fund         Fund
                                        --------  -------------- ------------- ------------- ----------- ------------
                                                                  Six months June 30, 2001
                                        -----------------------------------------------------------------------------
Investment income:
 Income -- Ordinary dividends.......... $     --            --           --             --           --     14,979
 Expenses:
   Mortality and expense risk
     charges (note 3)..................   22,433        69,868       54,046         12,255       82,464      9,159
                                        --------    ----------     --------     ----------   ----------     ------
Net investment income (expense)........  (22,433)      (69,868)     (54,046)       (12,255)     (82,464)     5,820
                                        --------    ----------     --------     ----------   ----------     ------
Net realized and unrealized gain (loss)
  on investments:
 Net realized gain (loss)..............  (21,639)      380,411      574,031        (35,669)     187,381         --
 Unrealized appreciation
   (depreciation) on investments.......  765,651    (1,613,594)    (281,803)    (1,257,239)  (1,703,747)        --
Capital gain distribution..............       --            --           --             --           --         --
                                        --------    ----------     --------     ----------   ----------     ------
Net realized and unrealized gain (loss)
  on investments.......................  744,012    (1,233,183)     292,228     (1,292,908)  (1,516,366)        --
                                        --------    ----------     --------     ----------   ----------     ------
Increase (decrease) in net assets from
  operations........................... $721,579    (1,303,051)     238,182     (1,305,163)  (1,598,830)     5,820
                                        ========    ==========     ========     ==========   ==========     ======

           See accompanying notes to unaudited financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                      Statements of Changes in Net Assets

                                 June 30, 2001
                                  (Unaudited)

                                                                   GE Investments Fund, Inc.
                                           ------------------------------------------------------------------------
                                                          Premier     Mid-Cap                              Money
                                                          Growth       Value    International U.S. Equity  Market
                                           Income Fund  Equity Fund Equity Fund  Equity Fund     Fund       Fund
                                           -----------  ----------- ----------- ------------- ----------- ---------
                                                                   Six months June 30, 2001
                                           ------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
 Net investment income (loss)............. $   (22,433)    (69,868)    (54,046)     (12,255)     (82,464)     5,820
 Net realized gain (loss).................     (21,639)    380,411     574,031      (35,669)     187,381         --
 Unrealized appreciation (depreciation) on
   investments............................     765,651  (1,613,594)   (281,803)  (1,257,239)  (1,703,747)        --
 Capital gain distribution................          --           0           0            0            0         --
                                           -----------  ----------  ----------   ----------   ----------  ---------
   Increase (decrease) in net assets from
     operations...........................     721,579  (1,303,051)    238,182   (1,305,163)  (1,598,830)     5,820
                                           -----------  ----------  ----------   ----------   ----------  ---------
From capital transactions:
 Net effect of transactions by General
   Electric Capital Assurance Company.....     944,551  (3,834,904)   (670,033)  (1,544,583)  (3,480,401)  (114,517)
 Net contract purchase payments...........       1,066      17,850       8,065          566       14,722      1,435
 Transfers to the general account of
   General Electric Capital Assurance
   Company
   Surrender Benefits.....................    (266,775) (1,212,000)   (810,178)    (304,898)    (954,900)  (482,573)
   Certificate maintenance charges........       1,973      (1,710)         89           35          106        (60)
 Transfers from (to) the Fixed Guarantee
   Period Account (note 1)................       1,884      38,095     (16,029)         (24)      39,379      7,159
 Interfund transfers......................      (3,959)   (160,940)    (19,220)       1,741      (60,940)   243,317
                                           -----------  ----------  ----------   ----------   ----------  ---------
   Increase (decrease) in net assets from
     capital transactions.................     678,741  (5,153,609) (1,507,306)  (1,847,163)  (4,442,034)  (345,239)
                                           -----------  ----------  ----------   ----------   ----------  ---------
Increase (decrease) in net assets.........   1,400,320  (6,456,660) (1,269,124)  (3,152,326)  (6,040,864)  (339,419)
Net assets at beginning of period.........  20,368,722  25,796,021  14,652,840   12,253,630   32,986,295  5,159,160
                                           -----------  ----------  ----------   ----------   ----------  ---------
Net assets at end of period............... $21,769,042  19,339,361  13,383,716    9,101,304   26,945,431  4,819,741
                                           ===========  ==========  ==========   ==========   ==========  =========

           See accompanying notes to unaudited financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                         Notes to Financial Statements

                                 June 30, 2001
                                  (Unaudited)

(1) Description of Entity

   GNA Variable Investment Account (the Account) is a separate investment account established in 1981 by Great Northern Insured Annuity Corporation (GNA) under laws of the State of Washington. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. Effective January 1, 1999, GNA merged with and into General Electric Capital Assurance Company (GECA), its parent company. GECA is an indirect wholly-owned subsidiary of GNA Corporation, General Electric Capital Corporation (GECC) and General Electric Company (GE Company). The merger has no impact on net assets or unit values of the Account.

   The Account holds certain benefits for group deferred variable annuity policies issued by GNA. No new contracts are issued in the Account; however, existing contractholders can continue to add premiums to the Account.

   Participants may transfer amounts among the Account's portfolios and the Fixed Guarantee Period Account that is part of the general account of GECA. The net assets related to deferred variable annuity policies are the property of GECA and cannot be used to settle liabilities arising out of any other business of GECA.

(2) Summary of Significant Accounting Policies

  (a) Investments

   Investments in shares of the portfolios are recorded at their net asset value. The net asset value is based upon the underlying assets of the mutual funds as determined by quoted market prices. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on an average-cost basis. Dividend income is recorded on the ex-dividend date.

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 2001:

                            Cost of shares Proceeds from
                               acquired     shares sold
                            -------------- -------------
GE Investments Funds, Inc.:
 Income Fund...............   $   59,098    $  326,881
 Premier Growth Equity Fund      752,441     2,069,436
 Mid-Cap Value Equity......    7,663,787     8,593,634
 International Equity Fund.      167,573       470,188
 U.S. Equity Fund..........      322,763     1,284,502
 Money Market Fund.........      476,609       587,847

                        GNA VARIABLE INVESTMENT ACCOUNT

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

  (b) Unit Activity

   The increase (decrease) in outstanding units from capital transactions for the six months ended June 30, 2001 is as follows:

                                                  GE Investment Funds Inc.
-                             ---------------------------------------------------------------
                                       Premier     Mid-Cap    International   U.S.    Money
                              Income   Growth    Value Equity    Equity      Equity   Market
                               Fund     Fund         Fund         Fund        Fund     Fund
                              -------  --------  ------------ ------------- --------  -------
Units outstanding, 12/31/2000 258,889   571,459     551,896      144,682     788,574  121,847
Units purchased..............   3,150    48,741      46,583       14,466      24,752   30,328
Units redeemed............... (26,210) (142,952)   (124,005)     (42,701)   (124,074) (50,511)
                              -------  --------    --------      -------    --------  -------
Units outstanding, 6/30/2001. 235,829   477,248     474,744      116,447     689,252  101,664
                              =======  ========    ========      =======    ========  =======

  (c) Distributions

   The net investment income (loss) and realized capital gains of the Account are retained and reinvested within the Account.

  (d) Federal Income Taxes

   The operations of the Account are a part of, and are taxed with, the operations of GECA. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax provision was required. GECA is taxed as a life insurance company under the Internal Revenue Code.

  (e) Use of Estimates

   Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions and Contract Charges

   Net contract purchase payments transferred from GECA to the Account represent gross purchase payments recorded by GECA on its group deferred variable annuity products, less deductions for premium taxes in certain states. Withdrawals charge (contingent deferred sales charge) may be assessed against certain amounts withdrawn within five years of any purchase payment. Subject to certain limitations, this charge equals 5% (or less) of the purchase payment surrendered, depending on the time between purchase payment and surrender.

   Each year GECA will deduct a certificate maintenance charge of $40 plus an administration charge at an annual rate of .15% of average daily net assets as partial compensation for certain administrative services. GECA will waive the certificate maintenance charge if at the time of the assessment the account value is $40,000 or greater. In addition, GECA charges the Account at an annual rate of 1.25% of average daily net assets for the mortality and expense risk that GECA assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

   Units are not assigned to purchases made by GECA and no contract charges are assessed against GECA's net assets.

                        GNA VARIABLE INVESTMENT ACCOUNT

                                 June 30, 2001
                                  (Unaudited)


(3) Related Party Transactions and Contract Charges -- Continued

   GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE Company, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on average daily net assets at an effective rate of .50% for the Money Market and Income Funds,
 .55% for the U.S. Equity Fund, .65% for the Value Equity and Premier Growth Equity Funds, and 1.00% for the International Equity Fund. Prior to December 12, 1997, GNA Capital Management, Inc., a wholly-owned subsidiary of GNA Corporation, served as investment advisor to the GNA Variable Investment Trust Portfolios (VST portfolios) and GE Investment Management Incorporated served as investment advisor of the GE Variable Investment Trust Portfolios (VIT portfolios). The VST portfolios paid GNA Capital Management, Inc. a fee based upon each portfolio's daily net assets, calculated at an effective annual rate of .40% to .80% depending on the type of portfolio and the portfolio's combined average daily net assets. The VIT portfolios paid GE Investment Management Incorporated a fee based upon each portfolio's daily net assets, calculated at an effective annual rate of .30% to .85% depending on the nature of the portfolio.